Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [abstract]
Beginning balance	$ (150.9)	$ (210.3)	$ (95.6)
Additions	(38.4)	(45.6)	(42.2)
Disposals	54.0	84.0	23.9
Reversals	8.6	17.3	1.7
Foreign exchange	0.6	1.6	(3.4)
Assets held for sale	0.0	2.1	(94.7)
Ending balance	$ (126.1)	$ (150.9)	$ (210.3)